Equity - Additional Information (Detail) $ in Millions, $ in Billions	3 Months Ended		6 Months Ended
	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 shares	May 25, 2024 CAD ($) shares	Mar. 08, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 19, 2023 shares
Disclosure of classes of share capital [line items]
Non-controlling interests | $	$ 31		$ 31				$ 28
Note Issued Face Value | $						$ 1.0
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests | $	$ 31		$ 31				$ 28
Series 46 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem All Of Our Outstanding | $					$ 350
Redeemable preference shares, Outstanding					14,000,000
Series 27 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem All Of Our Outstanding | $					$ 500
Redeemable preference shares, Outstanding					20,000,000
Class B Series 44 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term			5 years
Number of shares tendered			93,870
Number of shares required for conversion			1,000,000
Dividend rate adjustment percentage			6.816%
Class B Series 45 Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued								0
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,732,736	3,255,072	7,790,724	5,931,389